GENERAL BUSINESS DESCRIPTION (Details)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
General business description
Number of operating segments	5
EEP
GENERAL BUSINESS DESCRIPTION
Economic interest (as a percent)	33.70%	20.60%	21.80%
Sponsored Investments | Alliance Pipeline
GENERAL BUSINESS DESCRIPTION
Interest (as a percent)	50.00%
Sponsored Investments | The fund
GENERAL BUSINESS DESCRIPTION
Economic interest (as a percent)	66.40%	67.30%
Sponsored Investments | EEP
GENERAL BUSINESS DESCRIPTION
Economic interest (as a percent)	33.70%	20.60%